Statements of Cash Flows ¥ in Thousands	3 Months Ended	6 Months Ended			12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)
Cash Flows from Operating Activities
Net loss	$ (33,112.81)
Changes in operating assets and liabilities:
Amounts due to a related party	33,112.81
Net cash used in operating activities
CASH FLOWS FROM/(USED IN) FINANCING ACTIVITIES
Net change in cash
Cash, beginning of the period
Cash, end of the period
Distoken Acquisition Corporation [Member]
Cash Flows from Operating Activities
Net loss					$ 37,131	$ 1,304,731		$ (2,155)
Adjustments for:
Interest earned on investments held in Trust Account					(1,956,597)	(2,908,568)
Changes in operating assets and liabilities:
Increase in trade receivables						28
Prepaid expenses					32,117	(61,366)		(2,000)
Accounts payable and accrued expenses					907,802	204,769		305
Chinese taxes payable						630,367
Chinese VAT and surcharges payable					131,483	195,456
Decrease in tax payable					12,377	434,911
Net cash flows generated from operating activities from continuing operations						(830,039)		(3,850)
Net cash used in operating activities					(835,687)	(830,039)		(3,850)
CASH FLOWS FROM/(USED IN) INVESTING ACTIVITIES
Investment of cash in Trust Account						(70,380,000)
Cash deposited in Trust Account for extension payments					(360,000)	(60,000)
Cash withdrawn from Trust Account in connection with redemption					36,300,937	31,907,588
Net cash flows used in investing activities from continuing operations						(38,532,412)
Total Net cash flows from/(used in) investing activities					35,940,937	(38,532,412)
CASH FLOWS FROM/(USED IN) FINANCING ACTIVITIES
Proceeds from sale of Units, net of underwriting discounts paid						66,930,000
Proceeds from sale of Private Units						5,450,000
Proceeds from sale of Representative warrants						100
Advances from related party						35,430		157,017
Repayment of advances from related party						(251,969)
Repayment of promissory note – related party						(150,000)
Payment of offering costs					(70,000)	(647,036)		(153,167)
Proceeds from promissory note – related party					764,274
Proceeds from Due from Sponsor					60,000
Proceeds from extension note					360,000
Redemption of ordinary shares					(36,300,937)	(31,907,588)
Net cash flows used in financing activities from continuing operations						39,458,937		3,850
Total Net cash flows used in financing activities					(35,186,663)	39,458,937		3,850
Net change in cash					(81,413)	96,486
Cash, beginning of the period		96,486			96,486
Cash, end of the period					15,073	96,486
Non-Cash investing and financing activities:
Offering costs included in accrued offering costs						70,000		297,049
Accretion of Class A ordinary shares to redemption value					2,946,963	12,089,247
Youlife International Holdings Inc [Member]
Cash Flows from Operating Activities
Net loss		136,000	¥ 992	¥ 38,678		13,980,000	¥ 99,263		¥ (223,534)
Net profit		193,000	1,405	38,732		13,668,000	97,046		(97,315)
Net profit from discontinued operations				8,543		2,503,000	17,774		(6,220)
Net profit from continuing operations		193,000	1,405	30,189		11,165,000	79,272		(91,095)
Adjustments for:
Depreciation of items of property and equipment		442,000	3,212	3,190		1,173,000	8,317		3,842
Amortization of right-of-use assets		916,000	6,656	7,648		2,154,000	15,296		13,462
Amortization of other intangible assets		173,000	1,256	1,941		460,000	3,263		1,200
Gain on dissolution of subsidiaries and branches		(182,000)	(1,322)	(8,507)		(4,129,000)	(29,312)		(16,010)
Fair value gains/(loss) from financial assets at fair value through profit or loss		2,924,000	21,248	(4,001)		(5,141,000)	(36,500)		(38,336)
Loss arising from lease termination									2,180
Impairment of trade receivables		(594,000)	(4,320)	1,392		(334,000)	(2,371)		26,246
Impairment of prepayments and other receivables		(885,000)	(6,432)	(2,057)		(1,351,000)	(9,590)		41,254
Foreign exchange differences, net		(3,000)	(20)	(577)		(533,000)	(3,783)		(17,039)
Share-based payment expense									20,811
Changes in operating assets and liabilities:
Increase in trade receivables		(327,000)	(2,373)	(56,496)		(19,830,000)	(140,792)		(15,261)
(Increase) /decrease in prepayments, other receivables and other assets		2,621,000	19,044	(562)		(351,000)	(2,493)		48,474
(Increase)/decrease in inventories		(234,000)	(1,701)	776		710,000	5,039		(8,301)
(Increase)/decrease in deferred tax assets, net		644,000	4,678	(25,481)		(4,996,000)	(35,469)
Increase/(decrease) in contract liability		(294,000)	(2,135)	6,139		5,153,000	36,583		749
Increase/(decrease) in trade and bills payables		(658,000)	(4,784)	23,833		9,117,000	64,728		16,396
(Decrease)/increase in other payables and accruals		(3,292,000)	(23,920)	40,492		11,601,000	82,363		(30,618)
Increase in right-of-use assets						(154,000)	(1,091)		(20,120)
Decrease in lease liabilities		(390,000)	(2,833)	(3,515)		(1,142,000)	(8,105)		(7,358)
Decrease in tax payable		(8,000)	(56)	(10,822)		(2,124,000)	(15,077)		(7,628)
Net cash flows generated from operating activities from continuing operations		1,046,000	7,603	3,582		1,448,000	10,278		(77,152)
Net cash flows generated from operating activities from discontinued operations				6,902		172,000	1,223		59,894
Net cash used in operating activities		1,046,000	7,603	10,484		1,620,000	11,501		(17,258)
CASH FLOWS FROM/(USED IN) INVESTING ACTIVITIES
Purchases of items of property and equipment		(153,000)	(1,110)	(20,290)		(13,331,000)	(94,652)		(10,630)
Purchases of items of intangible assets		(19,000)	(136)	(6,880)		(1,223,000)	(8,675)		(3,807)
Purchases of items of other non-current assets									(51,307)
Net cash paid for business acquisitions		(1,326,000)	(9,634)
Short-term investment				84,231		11,864,000	84,230		18,770
Net cash flows used in investing activities from continuing operations		(1,497,000)	(10,880)	57,061		(2,690,000)	(19,097)		(46,974)
Net cash flows used in investing activities from discontinued operations				17		(494,000)	(3,508)		(4,700)
Total Net cash flows from/(used in) investing activities		(1,497,000)	(10,880)	57,077		(3,184,000)	(22,605)		(51,674)
CASH FLOWS FROM/(USED IN) FINANCING ACTIVITIES
Capital contribution from non-controlling shareholders									2,085
Dividends paid to non-controlling interests		(147,000)	(1,068)	(352)					(2,990)
Proceeds from issuance of convertible redeemable preferred shares									14,499
Payment for listing expenses		(1,272,000)	(9,241)	(11,759)		(6,541,000)	(46,442)		(22,315)
New bank and other borrowings		2,752,000	20,000	20,000		4,968,000	35,274
Repayment of bank and other borrowings		(2,752,000)	(20,000)			(1,268,000)	(9,000)		(32,000)
Repayment of advances from third parties		(5,282,000)	(38,387)	(12,961)		(13,592,000)	(96,500)
Net cash flows used in financing activities from continuing operations		(6,701,000)	(48,696)	(5,072)		(16,433,000)	(116,668)		(40,721)
Net cash flows used in financing activities from discontinued operations				(107,003)		(16,221,000)	(115,170)		58,342
Total Net cash flows used in financing activities		(6,701,000)	(48,696)	(112,075)		(32,654,000)	(231,838)		17,621
Net (decrease)/increase in cash and cash equivalents from continuing operations		(7,152,000)	(51,973)	55,571		(17,675,000)	(125,487)		(164,847)
Net decrease in cash and cash equivalents from discontinued operations				(100,085)		(16,543,000)	(117,455)		113,536
Effect of foreign exchange rate changes, net		2,000	17	610		413,000	2,931		3,989
Cash and cash equivalents at beginning of year from continuing operations		25,515,000	185,425	307,981	25,515,000	43,378,000	307,981		468,838
Cash and cash equivalents at beginning of the year from discontinued operations				120,980		17,040,000	120,980		7,445
Less: cash and cash equivalents at end of the year from discontinued operations								(17,040,000)	(120,980)
Cash and cash equivalents at end of the year from continuing operations	18,365,000	18,365,000	133,469	364,162		25,515,000	185,425	$ 43,378,000	307,981
Cash and cash equivalents at end of year		18,365,000	133,469	385,058		26,613,000	188,950		428,961
Less: cash and cash equivalents at end of the year from discontinued operations				(20,896)		496,000	3,525		120,980
Cash and cash equivalents at end of the year from continuing operations						26,117,000	185,425		307,981
Supplemental disclosures of cash flow information:
Income taxes paid		$ 596,000	¥ 4,330	¥ 8,286		1,333,000	9,467		24,311
Interest received						$ 18,000	¥ 127		¥ 5,155